CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Common Stock [Member] Common Class A [Member] CNY (¥) shares	Common Stock [Member] Common Class A [Member] USD ($) shares	Common Stock [Member] Common Class B [Member] CNY (¥) shares	Common Stock [Member] Common Class B [Member] USD ($) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	AOCI Attributable to Parent [Member] CNY (¥)	AOCI Attributable to Parent [Member] USD ($)	Retained Earnings [Member] CNY (¥)	Retained Earnings [Member] USD ($)	Parent [Member] CNY (¥)	Parent [Member] USD ($)	Noncontrolling Interest [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)
Balance at Dec. 31, 2019	¥ 4,994,547		¥ 69		¥ 156		¥ 2,649,342		¥ 337,773		¥ 1,944,938		¥ 4,932,278		¥ 62,269
Balance (in shares) at Dec. 31, 2019 | shares			431,985,016	431,985,016	946,017,565	946,017,565
Net income (loss)	411,157										416,732		416,732		(5,575)
Adoption of ASC 326	(40,874)										(40,874)		(40,874)
Cancellation of Class B ordinary shares | shares					(15)	(15)
Share-based compensation	80,974						63,173				17,293		80,466		508
Conversion of Class B ordinary shares to Class A ordinary shares by shareholders,shares | shares			520,723	520,723	(520,723)	(520,723)
Exercise and vesting of share-based awards	14,113		¥ 9				14,104						14,113
Exercise and vesting of share-based awards,shares | shares			49,608,017	49,608,017
Other comprehensive income (loss)	(174,727)								(174,433)				(174,433)		(294)
Disposal of subsidiaries	(15,897)														(15,897)
Dividends declared on share awards of consolidated subsidiaries	(27,296)										(27,296)		(27,296)
Dividend declared by the Company to Cheetah Mobile Inc. shareholders	(1,453,605)										(1,453,605)		(1,453,605)
Balance at Dec. 31, 2020	3,788,392		¥ 78		¥ 156		2,726,619		163,340		857,188		3,747,381		41,011
Balance (in shares) at Dec. 31, 2020 | shares			482,113,756	482,113,756	945,496,827	945,496,827
Net income (loss)	(353,204)										(351,126)		(351,126)		(2,078)
Share-based compensation	6,248						6,248						6,248
Exercise and vesting of share-based awards, including subsidiaries' awards , shares | shares			5,120,766	5,120,766
Exercise and vesting of share-based awards, including subsidiaries' awards			¥ 1				(46,432)						(46,431)		46,431
Other comprehensive income (loss)	(75,536)								(75,078)				(75,078)		(458)
Disposal of subsidiaries	130										130		130
Dividends declared on share awards of consolidated subsidiaries	(2,994)										(1,107)		(1,107)		(1,887)
Change in equity interest of consolidated subsidiaries	(2,893)						(891)						(891)		(2,002)
Balance at Dec. 31, 2021	3,360,143		¥ 79		¥ 156		2,685,544		88,262		505,085		3,279,126		81,017
Balance (in shares) at Dec. 31, 2021 | shares			487,234,522	487,234,522	945,496,827	945,496,827
Net income (loss)	(520,691)	$ (75,492)									(513,475)		(513,475)		(7,216)
Share-based compensation	7,863						7,863						7,863
Exercise and vesting of share-based awards, including subsidiaries' awards , shares | shares			(7,776,518)	(7,776,518)	24,518,858	24,518,858
Exercise and vesting of share-based awards, including subsidiaries' awards			¥ 1				(4,836)						(4,835)		4,835
Other comprehensive income (loss)	263,371	38,185							265,686				265,686		(2,315)
Disposal of subsidiaries	(139)										(139)		(139)
Dividends declared on share awards of consolidated subsidiaries	(895)										(895)		(895)
Change in equity interest of subsidiaries	(4,866)														(4,866)
Balance at Dec. 31, 2022	¥ 3,104,786	$ 450,152	¥ 80	$ 12	¥ 156	$ 22	¥ 2,688,571	$ 389,806	¥ 353,948	$ 51,318	¥ (9,424)	$ (1,366)	¥ 3,033,331	$ 439,792	¥ 71,455	$ 10,360
Balance (in shares) at Dec. 31, 2022 | shares			479,458,004	479,458,004	970,015,685	970,015,685